NYSE Regulation

Janice O'Neill
Senior Vice President
Corporate Compliance

20 Broad Street
New York, NY 10005
T +1 212 656 2407
F +1 212 656 5780
joneill@nyx.com

Received SEC
JUN 08 2010
Washington, DC 20549

CERTNYS
001-33916

10012586

June 8, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 8, 2010 the NYSE Amex LLC (the "Exchange") received from GEROVA Financial Group, Ltd. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Ordinary Share Purchase Warrants (Expiring January 16, 2014)
Units, each consisting of one Ordinary Share and two Warrants (Expiring January 16, 2014)

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Janice O'Neill

Janice O'Neill
Senior Vice President – Corporate Compliance
NYSE Regulation, Inc.